UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.4
Intelsat Jackson Holdings SA	2.0
Asurion LLC	1.6
Caesars Resort Collection LLC	1.3
Valeant Pharmaceuticals International, Inc.	1.2
8.5

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Technology	15.5
Telecommunications	7.9
Gaming	6.9
Energy	6.8
Healthcare	6.5

Quality Diversification (% of fund's net assets)

As of March 31, 2019
BBB	2.6%
BB	29.2%
B	51.7%
CCC,CC,C	7.4%
Not Rated	2.4%
Equities	1.7%
Short-Term Investments and Net Other Assets	5.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2019*
Bank Loan Obligations	87.8%
Nonconvertible Bonds	5.5%
Common Stocks	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 12.0%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.8%(a)
	Principal Amount	Value
Aerospace - 1.2%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.24% 7/7/22 (b)(c)	$651,915	$652,326
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 5/30/25 (b)(c)	920,700	895,381
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 8/22/24 (b)(c)	982,563	956,525
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/28/21 (b)(c)	405,000	398,925
WP CPP Holdings LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.51% 4/30/26 (b)(c)	235,000	232,258

TOTAL AEROSPACE		3,135,415

Air Transportation - 0.5%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (c)(d)	494,266	494,127
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (c)(d)	265,734	265,660
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 2/23/25 (b)(c)	460,000	451,780

TOTAL AIR TRANSPORTATION		1,211,567

Automotive & Auto Parts - 0.9%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/30/23 (b)(c)	265,640	260,412
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (b)(c)	802,973	749,439
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (b)(c)	845,000	695,013
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 3/31/24 (b)(c)	339,363	334,636
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9975% 4/18/23 (b)(c)	287,796	287,796

TOTAL AUTOMOTIVE & AUTO PARTS		2,327,296

Banks & Thrifts - 0.2%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/22/26 (b)(c)(e)	500,000	499,375
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4892% 2/13/25 (b)(c)	110,000	109,725

TOTAL BANKS & THRIFTS		609,100

Broadcasting - 0.8%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/15/25 (b)(c)	503,738	501,219
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 11/18/24 (b)(c)	718,984	698,133
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.25% 12/18/20 (b)(c)	408,365	406,834
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 10/19/25 (b)(c)	269,325	266,699
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4955% 10/19/26 (b)(c)	250,000	245,000

TOTAL BROADCASTING		2,117,885

Building Materials - 0.8%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9986% 2/14/24 (b)(c)(e)	250,000	237,500
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 10/17/23 (b)(c)	248,750	245,516
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5% 9/27/24 (b)(c)	855,700	853,561
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 5/21/22 (b)(c)	640,295	638,695

TOTAL BUILDING MATERIALS		1,975,272

Cable/Satellite TV - 2.3%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 5/1/24 (b)(c)	329,138	327,699
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/30/25 (b)(c)	2,945,101	2,923,012
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9838% 1/25/26 (b)(c)	419,793	410,696
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 1/15/26 (b)(c)	500,000	484,875
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.41% 1/15/25 (b)(c)	261,025	258,253
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9838% 1/15/26 (b)(c)	499,000	493,296
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7406% 8/19/23 (b)(c)	1,030,076	990,160

TOTAL CABLE/SATELLITE TV		5,887,991

Capital Goods - 0.5%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 10/1/25 (b)(c)	310,668	304,843
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.029% 5/9/25 (b)(c)	311,747	309,019
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7486% 11/15/26 (b)(c)	135,000	132,525
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 11/15/25 (b)(c)	438,900	434,511

TOTAL CAPITAL GOODS		1,180,898

Chemicals - 2.4%
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5791% 3/28/25 (b)(c)	420,750	416,282
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.3291% 3/28/26 (b)(c)	250,000	247,500
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 1/31/26 (b)(c)	374,063	370,558
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (c)(d)	750,000	733,598
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6% 10/11/24 (b)(c)	539,131	536,435
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2444% 2/8/25 (b)(c)	274,072	270,646
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7404% 10/1/25 (b)(c)	1,245,000	1,225,553
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 4/3/25 (b)(c)	402,240	397,337
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4989% 9/6/24 (b)(c)	738,750	726,561
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 9/22/24 (b)(c)	233,295	232,056
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 9/22/24 (b)(c)	503,844	501,169
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (b)(c)	230,945	227,384
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.351% 4/3/25 (b)(c)	395,905	389,800

TOTAL CHEMICALS		6,274,879

Consumer Products - 1.2%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7418% 4/5/25 (b)(c)	542,268	523,967
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8% 7/3/20 (b)(c)	368,379	350,727
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9892% 4/30/25 (b)(c)	995,000	746,250
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.4986% 1/26/24 (b)(c)	377,301	372,762
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4888% 6/15/25 (b)(c)	372,188	321,942
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (b)(c)	889,529	844,501

TOTAL CONSUMER PRODUCTS		3,160,149

Containers - 2.2%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4951% 11/7/25 (b)(c)	883,810	854,644
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.6101% 10/1/22 (b)(c)	495,797	492,078
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2428% 1/6/21 (b)(c)	1,213,791	1,208,487
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0325% 4/3/24 (b)(c)	245,625	239,300
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2455% 5/16/24 (b)(c)	397,913	385,892
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 5/22/24 (b)(c)	236,367	232,280
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4838% 4/3/25 (b)(c)	397,107	397,674
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8945% 8/3/22 (b)(c)	98,699	95,787
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/5/23 (b)(c)	1,685,172	1,664,107
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/25/26 (c)(d)	200,000	200,126

TOTAL CONTAINERS		5,770,375

Diversified Financial Services - 4.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4878% 1/15/25 (b)(c)	858,106	850,289
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2444% 10/31/24 (b)(c)	600,214	597,213
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 4/27/24 (b)(c)	1,252,688	1,228,423
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/6/23 (b)(c)	856,000	854,502
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 10/1/25 (b)(c)	1,232,910	1,196,145
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.7% 2/9/23 (b)(c)	793,163	780,671
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 7/3/24 (b)(c)	447,413	445,176
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 3/29/25 (b)(c)	425,700	421,711
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.8489% 3/1/25 (b)(c)	969,019	957,710
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 6/30/24 (b)(c)	561,478	543,230
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4855% 12/5/20 (b)(c)	508,052	505,512
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.398% 9/29/24 (b)(c)	213,618	208,100
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.993% 12/8/23 (b)(c)	733,125	619,491
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 6/19/25 (b)(c)	744,375	733,522
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 4/9/23 (b)(c)	408,131	403,976

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,345,671

Energy - 5.0%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9986% 5/18/23 (b)(c)	698,584	675,880
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3651% 11/3/25 (b)(c)	496,000	467,728
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (b)(c)	651,388	610,273
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4868% 5/21/25 (b)(c)	516,100	488,747
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8705% 12/31/21 (b)(c)	1,507,000	1,587,067
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2455% 12/31/22 (b)(c)	1,038,000	1,019,191
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 3/27/24 (c)(d)	1,250,000	1,243,750
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 8% 7/29/21 (b)(c)	852,082	848,247
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.75% 3/13/25 (b)(c)	386,100	381,274
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (b)(c)	139,297	135,884
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.49% 3/1/26 (b)(c)	750,000	740,393
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7% 1/31/24 (b)(c)	364,088	364,390
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2486% 4/16/21 (b)(c)	120,866	120,526
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4855% 3/1/24 (b)(c)	745,000	578,120
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7318% 7/18/25 (b)(c)	1,212,579	1,200,453
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8666% 8/25/23 (b)(c)	640,844	508,670
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.125% 11/14/25 (b)(c)	862,838	862,838
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 3/1/26 (b)(c)	185,000	185,000
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7486% 12/9/21 (b)(c)	701,850	628,155
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 11/8/22 (b)(c)	256,750	250,010

TOTAL ENERGY		12,896,596

Entertainment/Film - 0.8%
AMC Entertainment Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/14/26 (c)(d)	500,000	496,000
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 12/15/23 (b)(c)	352,800	352,447
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2958% 7/8/22 (b)(c)	1,025,984	939,627
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.8073% 7/8/23 (b)(c)	215,000	191,081
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 1/23/25 (b)(c)	202,950	200,074

TOTAL ENTERTAINMENT/FILM		2,179,229

Environmental - 0.1%
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/8/26 (b)(c)	250,000	247,813
Food & Drug Retail - 3.4%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.351% 12/6/24 (b)(c)	493,924	487,443
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 10/29/25 (b)(c)	249,375	245,993
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 12/21/22 (b)(c)	1,088,789	1,079,414
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7108% 5/31/24 (b)(c)	2,476,902	2,388,972
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (b)(c)	743,138	733,663
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9834% 10/30/22 (b)(c)	1,472,710	1,461,120
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.2444% 11/20/25 (b)(c)	370,313	346,861
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 11/25/20 (b)(c)	65,795	63,493
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.868% 11/25/22 (b)(c)	1,046,219	969,500
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/27/23 (b)(c)	452,154	449,328
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1289% 11/15/22 (b)(c)	572,715	544,555

TOTAL FOOD & DRUG RETAIL		8,770,342

Food/Beverage/Tobacco - 1.5%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2404% 10/1/26 (b)(c)	80,000	79,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2404% 10/1/25 (b)(c)	239,400	239,161
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 10/7/23 (b)(c)	991,910	948,514
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.601% 2/6/25(b)(c)	311,850	304,210
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 5/24/24 (b)(c)	650,765	644,361
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 6/30/22 (b)(c)	555,938	535,090
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.743% 6/30/21 (b)(c)	244,886	240,676
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 6/27/23 (b)(c)	717,188	705,533
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 7.2318% 1/16/26 (b)(c)(e)	165,000	164,588

TOTAL FOOD/BEVERAGE/TOBACCO		3,861,833

Gaming - 6.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 7/1/23 (b)(c)	467,637	446,126
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/15/24 (b)(c)	575,341	572,321
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.5257% 10/19/24 (b)(c)	556,206	545,238
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6576% 9/15/23 (b)(c)	681,802	675,202
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 12/22/24 (b)(c)	3,413,952	3,365,166
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/18/24 (b)(c)	425,668	417,618
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.875% 4/17/24 (b)(c)	1,049,126	1,038,635
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5% 10/20/24 (b)(c)	980,038	970,237
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (b)(c)	500,000	487,500
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2389% 10/4/23 (b)(c)	2,220,402	2,196,466
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 4/25/24(b)(c)	342,188	341,616
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/27/25 (b)(c)	735,784	722,062
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.493% 10/14/23 (b)(c)	336,994	318,460
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 10/15/25 (b)(c)	499,748	494,125
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.3123% 8/14/24 (b)(c)	1,847,359	1,797,222
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (b)(c)	1,448,363	1,444,409
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 6/8/23 (b)(c)	688,827	680,995
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 12/31/21 (b)(c)	308,000	297,990
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 10/30/24 (b)(c)	250,000	244,493

TOTAL GAMING		17,055,881

Healthcare - 5.3%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9904% 11/1/25 (b)(c)	498,750	496,880
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 6/22/24 (b)(c)	751,613	713,092
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.25% 2/6/26 (b)(c)	250,000	244,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 2/6/25 (b)(c)	376,200	362,563
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 3/13/25 (b)(c)	990,000	988,456
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/18/23 (b)(c)	836,790	835,610
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1413% 8/18/22 (b)(c)	45,375	44,468
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 6/30/25 (b)(c)	884,457	850,919
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 9/27/24 (b)(c)	892,809	859,329
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 10/21/23 (b)(c)	305,159	298,293
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8% 2/22/24 (b)(c)	655,050	594,458
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9818% 11/16/25 (b)(c)	748,125	739,125
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.7486% 3/7/26 (b)(c)	243,229	237,958
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 6/23/24 (b)(c)	649,240	641,611
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.851% 12/31/22 (b)(c)	699,481	698,026
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2309% 11/27/25 (b)(c)	1,187,500	1,172,846
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4809% 6/1/25 (b)(c)	1,397,481	1,387,503
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (b)(c)	1,750,000	1,723,750
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 12/1/24 (b)(c)	740,625	715,940

TOTAL HEALTHCARE		13,605,202

Homebuilders/Real Estate - 1.7%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/21/25 (b)(c)	994,005	984,065
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4809% 12/7/25 (b)(c)	563,588	564,996
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (b)(c)	678,660	655,049
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (b)(c)	38,277	36,946
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/23/25 (b)(c)	380,915	375,338
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7318% 2/8/25 (b)(c)	467,440	453,029
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4906% 12/22/24 (b)(c)	1,358,636	1,333,162

TOTAL HOMEBUILDERS/REAL ESTATE		4,402,585

Hotels - 1.2%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2392% 2/1/26 (b)(c)	250,000	249,375
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 8/30/23 (b)(c)	436,058	432,787
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4986% 11/30/23 (b)(c)	1,290,415	1,278,853
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.2355% 10/25/23 (b)(c)	126,445	126,129
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 8/31/25 (b)(c)	204,488	203,209
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 3/18/26 (c)(d)	500,000	485,625
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 3/18/27 (c)(d)(e)	250,000	242,500

TOTAL HOTELS		3,018,478

Insurance - 3.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 11/22/23 (b)(c)	685,534	680,249
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2318% 5/10/25 (b)(c)	682,602	654,875
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2473% 1/25/24 (b)(c)	487,487	480,175
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 11/3/23 (b)(c)	2,280,475	2,267,658
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 11/3/24 (b)(c)	496,250	492,260
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.9986% 8/4/25 (b)(c)	1,363,000	1,379,465
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (b)(c)	1,530,434	1,478,139
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.601% 5/16/24 (b)(c)	821,331	795,319

TOTAL INSURANCE		8,228,140

Leisure - 2.7%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 7/31/24 (b)(c)	623,331	619,242
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9904% 12/14/25 (b)(c)	408,975	411,703
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9986% 2/28/25 (b)(c)	1,030,116	1,004,961
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/1/24 (b)(c)	1,290,956	1,241,577
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4986% 9/8/24 (b)(c)	250,000	250,625
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/8/24 (b)(c)	735,056	729,911
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3785% 6/10/22 (b)(c)	945,953	933,618
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 2/2/25 (b)(c)	485,584	468,287
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/31/24 (b)(c)	343,249	339,511
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 7/6/24 (b)(c)	488,520	486,688
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0581% 12/21/25 (b)(c)	375,000	370,781

TOTAL LEISURE		6,856,904

Metals/Mining - 0.6%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 3/21/25 (b)(c)	688,050	684,610
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8789% 10/17/22 (b)(c)	1,126,076	925,263

TOTAL METALS/MINING		1,609,873

Paper - 0.4%
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6258% 12/29/23 (b)(c)	384,871	372,201
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8758% 6/29/25 (b)(c)	746,250	721,997

TOTAL PAPER		1,094,198

Publishing/Printing - 2.0%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7355% 6/7/23 (b)(c)	1,150,141	1,032,252
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0625% 2/12/26 (b)(c)	249,375	247,193
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.351% 11/3/23 (b)(c)	671,952	601,397
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 5/29/21 (b)(c)	628,983	593,602
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8157% 3/13/25 (b)(c)	683,100	667,730
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 5/4/22 (b)(c)	547,613	502,435
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.9944% 6/1/22 (b)(c)	328,527	329,348
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.851% 10/24/21 (b)(c)	402,277	399,932
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/24/22 (b)(c)	733,449	729,019

TOTAL PUBLISHING/PRINTING		5,102,908

Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 2/17/24 (b)(c)	741,703	729,338
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 2/14/21 (b)(c)	375,994	363,681
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7355% 3/16/25 (b)(c)	174,928	171,954
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.9892% 3/1/26 (b)(c)	375,000	369,375
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7486% 7/28/21 (b)(c)	478,196	472,219
Restaurant Technologies, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 10/1/25 (b)(c)	239,400	238,354
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.7486% 2/1/25 (b)(c)	524,700	516,992

TOTAL RESTAURANTS		2,861,913

Services - 5.1%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(c)	1,195,000	1,148,945
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(c)	1,061,470	1,022,333
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 10/19/23 (b)(c)	714,576	709,517
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2486% 3/11/25 (b)(c)	614,325	608,950
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9563% 6/21/24 (b)(c)	484,907	463,557
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2537% 11/7/23 (b)(c)	460,132	456,970
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5% 2/7/26 (b)(c)	265,000	265,795
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/29/25 (b)(c)	485,100	481,564
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6336% 11/21/24 (b)(c)	729,209	706,158
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (b)(c)	709,917	700,006
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 4/26/24 (b)(c)	2,135,760	2,132,300
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (b)(c)	1,634,854	1,584,795
Qlik Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4/26/24 (c)(d)	250,000	248,125
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (b)(c)	858,783	833,664
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7486% 7/30/25 (b)(c)	249,373	246,463
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7468% 10/3/23 (b)(c)	475,196	472,226
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 9/26/24 (b)(c)	413,745	364,613
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 5/14/22 (b)(c)	496,908	478,274
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4986% 5/14/23 (b)(c)	195,000	187,200

TOTAL SERVICES		13,111,455

Steel - 0.3%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.74% 6/14/21 (b)(c)	671,609	664,557
Super Retail - 4.2%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4896% 7/2/22 (b)(c)	691,846	496,053
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4986% 9/25/24 (b)(c)	6,503,005	6,346,919
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/3/24 (b)(c)	1,474,080	1,468,891
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 11/17/24 (b)(c)	360,712	357,256
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 10.29% 7/18/23 (b)(c)	13,485	13,620
3 month U.S. LIBOR + 8.000% 10.79% 1/18/24 (b)(c)	53,940	46,635
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/19/23(b)(c)	581,640	567,099
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.9998% 8/19/22 (b)(c)	428,405	424,717
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9944% 1/26/23 (b)(c)	599,770	454,626
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.49% 3/11/22 (b)(c)	256,837	230,031
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(e)(f)	1,202,543	1,203
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4986% 5/31/25 (b)(c)	467,644	445,431

TOTAL SUPER RETAIL		10,852,481

Technology - 15.3%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/10/25 (b)(c)	655,705	608,166
Aptean, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.250% 3/29/26 (c)(d)	250,000	249,688
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.11% 12/20/23 (b)(c)	210,000	209,672
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.86% 12/20/22 (b)(c)	459,442	459,061
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 2/28/25 (b)(c)	490,050	489,589
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.851% 10/2/25 (b)(c)	498,750	487,862
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 9/5/25 (b)(c)	497,500	494,391
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.4986% 4/19/25 (b)(c)	248,747	245,431
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 4/30/25 (b)(c)	995,000	991,269
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/7/26 (c)(d)	1,335,000	1,332,771
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 8/23/25 (b)(c)	458,850	458,566
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 11/29/24 (b)(c)	246,008	240,472
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 3/29/26 (c)(d)	250,000	250,000
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 9/7/23 (b)(c)	347,812	343,600
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 2/1/25 (b)(c)	351,597	339,730
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2486% 2/1/26 (b)(c)	135,000	129,600
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4986% 10/31/24 (b)(c)	951,009	931,988
3 month U.S. LIBOR + 8.000% 10.4986% 10/31/25 (b)(c)	372,000	362,235
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 8/23/26 (b)(c)	68,382	67,913
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 8/23/25 (b)(c)	327,180	325,544
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9818% 8/14/25 (b)(c)	593,513	576,200
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3886% 2/9/23 (b)(c)	290,351	288,536
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.7792% 1/31/24 (b)(c)	192,347	192,506
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 6/1/22 (b)(c)	668,149	659,691
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.743% 3/8/26 (b)(c)	110,000	106,150
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 3/8/25 (b)(c)	377,150	358,176
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.101% 12/2/24 (b)(c)	633,241	629,283
3 month U.S. LIBOR + 7.500% 10.3076% 12/1/25 (b)(c)	250,000	249,375
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4855% 7/10/22 (b)(c)	1,807,078	1,802,524
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 4/22/23 (b)(c)	379,580	375,310
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 2/15/24 (b)(c)	1,089,183	1,080,263
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 7/7/25 (b)(c)	60,000	59,675
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 7/1/24 (b)(c)	432,314	431,142
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/1/22 (b)(c)	1,217,809	1,211,148
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (b)(c)	662,000	670,692
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (b)(c)	1,453,319	1,438,379
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.75% 1/20/24 (b)(c)	587,390	582,620
3 month U.S. LIBOR + 9.000% 11.5% 1/20/25 (b)(c)	500,000	480,625
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 11/20/21 (b)(c)	148,500	144,788
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (b)(c)	1,374,427	1,337,318
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (b)(c)	195,503	190,225
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.243% 9/29/24 (b)(c)	970,281	968,660
3 month U.S. LIBOR + 8.500% 10.993% 9/29/25 (b)(c)	155,000	155,930
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 5/29/25 (b)(c)	425,498	420,286
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5% 9/4/26 (b)(c)	85,000	83,088
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 9/4/25 (b)(c)	343,275	334,587
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 5/31/25 (b)(c)	992,500	949,574
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 5/31/26 (b)(c)	440,000	401,865
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9885% 8/1/25 (b)(c)	713,213	690,925
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 3/3/23 (b)(c)	574,978	569,590
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (b)(c)	1,223,541	1,214,107
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 7/8/22 (b)(c)	553,198	548,015
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (b)(c)	253,514	251,171
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (b)(c)	182,276	180,592
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 4/16/25 (b)(c)	1,691,361	1,675,361
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4838% 3/9/23 (b)(c)	742,003	679,674
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4986% 5/1/24 (b)(c)	973,172	963,197
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 12/4/20 (b)(c)	250,219	248,968
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9893% 9/28/24 (b)(c)	812,607	805,497
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9818% 7/13/23 (b)(c)	513,683	509,404
3 month U.S. LIBOR + 4.000% 6.4928% 4/4/25 (b)(c)	492,768	492,644
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.208% 8/9/24 (b)(c)	739,018	736,993
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0211% 1/27/23 (b)(c)	214,453	198,000
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9986% 8/27/25 (b)(c)	638,790	633,201
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (b)(c)	1,162,088	1,139,671
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7486% 7/2/26 (b)(c)	750,000	738,750
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.1261% 3/1/26 (b)(c)	870,000	871,088
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2428% 10/11/26 (b)(c)	389,714	382,894
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2428% 10/11/25 (b)(c)	444,342	437,957
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 7/1/23 (b)(c)	406,468	402,115

TOTAL TECHNOLOGY		39,565,978

Telecommunications - 6.8%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.2338% 7/15/25 (b)(c)	491,250	467,302
3 month U.S. LIBOR + 2.750% 5.2406% 1/31/26 (b)(c)	493,750	469,803
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 12/22/23 (b)(c)	490,050	488,825
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (b)(c)	2,326,627	2,268,461
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 5/31/25 (b)(c)	992,500	933,198
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2398% 11/27/23 (b)(c)	2,675,000	2,632,361
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9898% 1/2/24 (b)(c)	1,000,000	1,000,750
Tranche B-5, term loan 6.625% 1/2/24	1,525,000	1,522,331
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7355% 2/22/24 (b)(c)	916,000	904,358
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7338% 7/17/25 (b)(c)	949,341	921,031
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.101% 2/10/24 (b)(c)	735,000	652,313
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/1/24 (b)(c)	776,757	758,317
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 2/2/26 (b)(c)	1,249,000	1,243,542
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.993% 11/1/24 (b)(c)	489,148	485,480
3 month U.S. LIBOR + 8.250% 10.743% 11/1/25 (b)(c)	500,000	489,165
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 7/31/25 (b)(c)	24,383	22,645
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4838% 8/14/26 (b)(c)	1,246,875	1,192,013
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (b)(c)	498,750	490,645
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (b)(c)	525,975	511,510
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2/26/21 (c)(d)	250,000	249,298

TOTAL TELECOMMUNICATIONS		17,703,348

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4863% 6/15/23 (b)(c)	409,500	386,978
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.6146% 9/11/24 (b)(c)	135,000	122,850
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3646% 9/11/23 (b)(c)	491,518	475,853
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.5% 6/22/22 (b)(c)	547,416	551,522
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.6% 9/14/20 (b)(c)	502,542	498,356

TOTAL TRANSPORTATION EX AIR/RAIL		1,648,581

Utilities - 2.8%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2486% 8/1/26 (b)(c)	685,000	684,315
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 8/1/25 (b)(c)	1,005,480	1,002,273
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.101% 11/13/21 (b)(c)	852,025	841,375
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/26/25 (b)(c)	495,753	492,654
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 2/15/24 (b)(c)	370,611	357,021
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.61% 12/3/25 (b)(c)	249,375	248,128
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (b)(c)	1,082,844	1,021,934
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6289% 11/30/23 (b)(c)	495,510	464,541
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7486% 12/14/23 (b)(c)	733,125	726,915
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4862% 12/31/25 (b)(c)	1,553,884	1,529,022

TOTAL UTILITIES		7,368,178

TOTAL BANK LOAN OBLIGATIONS
(Cost $232,421,266)		227,089,949

Nonconvertible Bonds - 5.5%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (g)	500,000	518,750
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (g)	250,000	246,250
Containers - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 6.2873% 7/15/21 (b)(c)(g)	520,000	521,950
Diversified Financial Services - 0.1%
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	140,000	145,600
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (g)	300,000	318,000
Energy - 1.2%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	475,000	498,156
7% 6/30/24	500,000	564,400
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (b)(c)(g)	1,000,000	996,578
6.875% 6/15/25 (g)	420,000	423,150
Denbury Resources, Inc.:
9% 5/15/21 (g)	150,000	145,875
9.25% 3/31/22 (g)	300,000	289,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)	290,000	236,350

TOTAL ENERGY		3,154,009

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (g)	80,000	79,400
Gaming - 0.3%
Stars Group Holdings BV 7% 7/15/26 (g)	495,000	516,038
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	300,000	296,438

TOTAL GAMING		812,476

Healthcare - 1.2%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	436,519
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,503,750
5.125% 5/1/25	500,000	502,525
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	235,000	239,994
9% 12/15/25 (g)	315,000	342,185

TOTAL HEALTHCARE		3,024,973

Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	325,000	329,063
7.25% 11/30/21 (g)	500,000	517,245

TOTAL LEISURE		846,308

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (g)	150,000	153,419
6% 3/1/26 (g)	150,000	155,156

TOTAL PAPER		308,575

Services - 0.1%
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	250,000	224,375
Technology - 0.2%
Uber Technologies, Inc. 7.5% 11/1/23 (g)	500,000	521,250
Telecommunications - 1.1%
Altice Financing SA 7.5% 5/15/26 (g)	900,000	888,300
Frontier Communications Corp. 8% 4/1/27 (g)	675,000	696,938
SFR Group SA:
6.25% 5/15/24 (g)	515,000	518,863
7.375% 5/1/26 (g)	855,000	837,900

TOTAL TELECOMMUNICATIONS		2,942,001

Textiles/Apparel - 0.1%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	175,000	171,588
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (g)	455,000	462,963
TOTAL NONCONVERTIBLE BONDS
(Cost $14,190,455)		14,298,468
	Shares	Value

Common Stocks - 1.7%
Chemicals - 0.6%
LyondellBasell Industries NV Class A	18,200	1,530,256
Energy - 0.6%
Expro Holdings U.S., Inc. (e)(h)	62,178	1,119,204
Expro Holdings U.S., Inc. (e)(g)(h)	22,818	410,724

TOTAL ENERGY		1,529,928

Publishing/Printing - 0.1%
Cenveo Corp. (e)	7,037	205,199
Super Retail - 0.0%
David's Bridal, Inc. (e)	1,031	536
Utilities - 0.4%
TexGen Power LLC (e)	25,327	995,351
TOTAL COMMON STOCKS
(Cost $4,504,068)		4,261,270

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(h)
(Cost $29,756)	30,115	30,115

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 2.48% (i)
(Cost $17,035,936)	17,034,592	17,037,999
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $268,181,481)		262,717,801
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(4,202,287)
NET ASSETS - 100%		$258,515,514

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,203,842 or 4.3% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$231,333
Total	$231,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$536	$--	$--	$536
Energy	1,529,928	--	--	1,529,928
Industrials	205,199	--	--	205,199
Materials	1,530,256	1,530,256	--	--
Utilities	995,351	--	--	995,351
Bank Loan Obligations	227,089,949	--	225,944,783	1,145,166
Corporate Bonds	14,298,468	--	14,298,468	--
Other	30,115	--	--	30,115
Money Market Funds	17,037,999	17,037,999	--	--
Total Investments in Securities:	$262,717,801	$18,568,255	$240,243,251	$3,906,295

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$3,498,554
Net Realized Gain (Loss) on Investment Securities	286
Net Unrealized Gain (Loss) on Investment Securities	(395,707)
Cost of Purchases	1,141,386
Proceeds of Sales	(40,707)
Amortization/Accretion	140
Transfers into Level 3	1,243
Transfers out of Level 3	(298,900)
Ending Balance	$3,906,295
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2019	$(395,707)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
Luxembourg	5.6%
Netherlands	1.3%
Cayman Islands	1.2%
Canada	1.0%
France	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $251,145,545)	$245,679,802
Fidelity Central Funds (cost $17,035,936)	17,037,999
Total Investment in Securities (cost $268,181,481)		$262,717,801
Receivable for investments sold		2,262,257
Receivable for fund shares sold		56,492
Interest receivable		1,728,571
Distributions receivable from Fidelity Central Funds		33,615
Total assets		266,798,736
Liabilities
Payable for investments purchased	$7,925,360
Payable for fund shares redeemed	351,718
Other payables and accrued expenses	6,144
Total liabilities		8,283,222
Net Assets		$258,515,514
Net Assets consist of:
Paid in capital		$286,727,211
Total distributable earnings (loss)		(28,211,697)
Net Assets, for 27,887,086 shares outstanding		$258,515,514
Net Asset Value, offering price and redemption price per share ($258,515,514 ÷ 27,887,086 shares)		$9.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$135,433
Interest		8,685,081
Income from Fidelity Central Funds		231,333
Total income		9,051,847
Expenses
Custodian fees and expenses	$8,153
Independent trustees' fees and expenses	1,085
Commitment fees	712
Total expenses before reductions	9,950
Expense reductions	(8,641)
Total expenses after reductions		1,309
Net investment income (loss)		9,050,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,245,350)
Fidelity Central Funds	1,051
Total net realized gain (loss)		(3,244,299)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,147,468)
Fidelity Central Funds	(1,052)
Total change in net unrealized appreciation (depreciation)		(3,148,520)
Net gain (loss)		(6,392,819)
Net increase (decrease) in net assets resulting from operations		$2,657,719

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,050,538	$25,915,481
Net realized gain (loss)	(3,244,299)	(3,298,132)
Change in net unrealized appreciation (depreciation)	(3,148,520)	3,190,802
Net increase (decrease) in net assets resulting from operations	2,657,719	25,808,151
Distributions to shareholders	(11,707,415)	–
Distributions to shareholders from net investment income	–	(24,422,695)
Total distributions	(11,707,415)	(24,422,695)
Share transactions
Proceeds from sales of shares	9,663,033	28,880,712
Reinvestment of distributions	11,707,412	24,422,002
Cost of shares redeemed	(215,008,116)	(42,421,637)
Net increase (decrease) in net assets resulting from share transactions	(193,637,671)	10,881,077
Total increase (decrease) in net assets	(202,687,367)	12,266,533
Net Assets
Beginning of period	461,202,881	448,936,348
End of period	$258,515,514	$461,202,881
Other Information
Undistributed net investment income end of period		$3,453,216
Shares
Sold	1,037,487	3,037,422
Issued in reinvestment of distributions	1,265,476	2,569,288
Redeemed	(22,854,614)	(4,465,093)
Net increase (decrease)	(20,551,651)	1,141,617

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$9.49	$9.42	$9.46	$10.33	$10.58
Income from Investment Operations
Net investment income (loss)A	.269	.540	.445	.438	.457	.468
Net realized and unrealized gain (loss)	(.148)	(.001)	.053	(.028)	(.534)	.002
Total from investment operations	.121	.539	.498	.410	(.077)	.470
Distributions from net investment income	(.371)	(.509)	(.428)	(.450)	(.434)	(.439)
Distributions from net realized gain	–	–	–	–	(.359)	(.281)
Total distributions	(.371)	(.509)	(.428)	(.450)	(.793)	(.720)
Net asset value, end of period	$9.27	$9.52	$9.49	$9.42	$9.46	$10.33
Total ReturnB,C	1.35%	5.82%	5.38%	4.59%	(.80)%	4.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.01%	.49%	.75%	.72%	.72%
Expenses net of fee waivers, if any	.01%F	.01%	.49%	.75%	.72%	.72%
Expenses net of all reductions	- %F,G	- %G	.48%	.75%	.72%	.72%
Net investment income (loss)	5.80%F	5.68%	4.71%	4.78%	4.61%	4.46%
Supplemental Data
Net assets, end of period (000 omitted)	$258,516	$461,203	$448,936	$203,368	$205,782	$430,191
Portfolio turnover rateH	32%F	52%	75%	46%	42%	61%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$2,731,014	Market Comparable	Book value multiple	1.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.2%	Increase
			Discount rate	10.0%	Decrease
		Market approach	Parity price	$0.52 - $29.16 / $29.09	Increase
		Broker quoted	Bid price	$18.00	Increase
Bank Loan Obligations	$736,876	Broker quoted	Evaluated bid	$95.00 - $99.88 / $98.30	Increase
Other	$30,115	Recovery value	Recovery Value	1.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,639,420
Gross unrealized depreciation	(7,192,824)
Net unrealized appreciation (depreciation)	$(4,553,404)
Tax cost	$267,271,205

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(850,068)
Long-term	(19,421,174)
Total capital loss carryforward	$(20,271,242)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $47,903,174 and $240,170,865, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $712 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $8,641.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.01%	$1,000.00	$1,013.50	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through November 30, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SFR-SANN-0519
1.924293.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019